Debt - Summary of Long Term Debt Maturities (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 354,122,037	$ 408,565,066
2024 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	12,920,231
2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	11,571,475
2026 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	30,182,574
2027 and thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 299,447,757